Financial assets and financial liabilities - Contractual undiscounted amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 520,934	R$ 800,123
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	41,706	32,240
Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		151,757
Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	260,295	243,197
Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	7,881	5,900
Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	155,595	278,976
Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	55,457	88,053
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	229,594	351,149
Less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	41,706	32,240
Less than 1 year | Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		151,757
Less than 1 year | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	28,379	24,734
Less than 1 year | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	3,914	2,930
Less than 1 year | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	155,595	139,488
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	82,261	189,175
1 to 3 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	0
1 to 3 years | Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		0
1 to 3 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	55,623	48,222
1 to 3 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,957	1,465
1 to 3 years | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	139,488
1 to 3 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	24,681	0
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	55,933	98,422
3 to 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	0
3 to 5 years | Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		0
3 to 5 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	54,484	46,165
3 to 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,449	1,085
3 to 5 years | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	0
3 to 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	51,172
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	153,146	161,377
More than 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	0
More than 5 years | Short term loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		0
More than 5 years | Lease liabilities Member
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	121,809	124,076
More than 5 years | Other leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	561	420
More than 5 years | Accounts payable from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	0	0
More than 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 30,776	R$ 36,881